Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.68%
Massachusetts: 0.68%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (100 shares) 2.95%144Aø	$10,000,000	$10,000,000
Total closed-end fund obligations (Cost $10,000,000)		10,000,000

	Interest rate	Maturity date
Municipal obligations: 97.26%
Alabama: 3.71%
Airport revenue: 0.10%
Birmingham Airport Authority (BAM Insured)	5.00%	7-1-2026	900,000	923,632
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2027	500,000	523,126
				1,446,758
Health revenue: 0.50%
Tender Option Bond Trust Receipts/Certificates Series 2025- BAML5061 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.79	9-1-2054	7,285,000	7,285,000
Industrial development revenue: 0.78%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	1.00	6-1-2034	8,500,000	8,446,726
Industrial Development Board of the City of Mobile Alabama Power Co.øø	3.30	7-15-2034	3,000,000	3,003,669
				11,450,395
Utilities revenue: 2.33%
Black Belt Energy Gas District Project No. 7 Series C-1	4.00	12-1-2025	1,500,000	1,505,115
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00	10-1-2052	3,900,000	3,923,000
Black Belt Energy Gas District Project No. 7 Series C-2 (SIFMA Municipal Swap+0.35%)±	3.22	10-1-2052	6,000,000	5,849,259
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	10,000,000	10,561,657
Black Belt Energy Gas District Series D1 (Royal Bank of Canada LIQ)øø	4.00	7-1-2052	3,500,000	3,528,091
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2025	425,000	427,182
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2026	500,000	511,016
Southeast Energy Authority A Cooperative District Project No. 3 Series A-1øø	5.50	1-1-2053	2,000,000	2,122,590
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	4,500,000	4,729,676
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2032	825,000	861,424
				34,019,010
				54,201,163
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Alaska: 0.66%
Airport revenue: 0.27%
State of Alaska International Airports System Series C AMT	5.00%	10-1-2026	$3,000,000	$3,076,326
State of Alaska International Airports System Series C AMT	5.00	10-1-2028	775,000	813,666
				3,889,992
Health revenue: 0.12%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2025	1,310,000	1,319,325
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2026	385,000	393,376
				1,712,701
Miscellaneous revenue: 0.27%
Alaska Municipal Bond Bank Authority	5.00	12-1-2025	1,470,000	1,491,384
Alaska Municipal Bond Bank Authority	5.00	12-1-2026	1,350,000	1,397,096
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2027	535,000	554,916
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2028	560,000	585,947
				4,029,343
				9,632,036
Arizona: 1.51%
Airport revenue: 0.14%
City of Phoenix Civic Improvement Corp. Airport Revenue AMT	5.00	7-1-2026	2,000,000	2,046,310
Education revenue: 0.03%
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2027	170,000	172,632
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2028	175,000	177,553
				350,185
GO revenue: 0.06%
Vistancia Community Facilities District (BAM Insured)	4.00	7-15-2026	900,000	912,215
Health revenue: 0.27%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	3.12	1-1-2046	630,000	629,096
Arizona Health Facilities Authority Series B (SIFMA Municipal Swap+0.25%)±	3.12	1-1-2046	3,370,000	3,334,890
				3,963,986
Industrial development revenue: 1.01%
Chandler IDA Intel Corp. Series 1 AMTøø	5.00	9-1-2042	2,670,000	2,722,553
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	3.70	12-1-2035	12,000,000	11,998,427
				14,720,980
				21,993,676
See accompanying notes to portfolio of investments
2 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Arkansas: 0.44%
Health revenue: 0.09%
Batesville Public Facilities Board White River Health System Obligated Group	5.00%	6-1-2025	$1,385,000	$1,387,241
Tax revenue: 0.35%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2028	435,000	463,394
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2030	100,000	108,065
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2031	310,000	332,826
City of West Memphis Sales & Use Tax Revenue (AGC Insured)%%	5.00	6-1-2031	1,880,000	2,034,831
City of West Memphis Sales & Use Tax Revenue (AGC Insured)%%	5.00	6-1-2032	1,965,000	2,136,616
				5,075,732
				6,462,973
California: 4.30%
Airport revenue: 0.18%
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2027	2,500,000	2,578,186
GO revenue: 0.34%
San Francisco Unified School District Series F&C	4.00	6-15-2031	4,995,000	4,994,878
Health revenue: 0.51%
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2028	200,000	209,190
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2029	200,000	210,729
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2031	500,000	533,636
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2026	570,000	580,650
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2027	845,000	875,757
Palomar Health Obligated Group	5.00	11-1-2028	5,000,000	4,867,746
Washington Township Health Care District Series A	5.00	7-1-2025	200,000	200,578
				7,478,286
Miscellaneous revenue: 0.31%
California Municipal Finance Authority Palomar Health Obligated Group COP144A	5.00	11-1-2027	3,000,000	2,762,868
Lassen Municipal Utility District COP	4.00	5-1-2025	415,000	415,121
Lassen Municipal Utility District COP	4.00	5-1-2026	435,000	437,224
Lassen Municipal Utility District COP	4.00	5-1-2027	450,000	453,255
Lassen Municipal Utility District COP	4.00	5-1-2028	470,000	473,816
				4,542,284
Tax revenue: 0.09%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,262,994
Transportation revenue: 1.20%
Bay Area Toll Authority Series Bøø	2.85	4-1-2047	5,000,000	5,000,000
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	3.32%	4-1-2056	$2,750,000	$2,739,315
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	3.17	4-1-2056	10,000,000	9,878,289
				17,617,604
Utilities revenue: 1.67%
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	7,000,000	6,995,948
California Community Choice Financing Authority Series C	5.00	10-1-2028	475,000	490,329
California Community Choice Financing Authority Series C	5.00	10-1-2029	675,000	700,403
California Community Choice Financing Authority Series C	5.00	10-1-2030	1,500,000	1,562,517
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2025	500,000	503,052
Long Beach Bond Finance Authority Series B (U.S. SOFR 3 Month+1.43%)±	4.50	11-15-2026	2,000,000	2,016,095
Los Angeles Department of Water & Power System Revenue Series A-6 (Bank of America N.A. SPA)ø	3.82	7-1-2035	3,000,000	3,000,000
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00	4-1-2055	8,710,000	9,140,110
				24,408,454
				62,882,686
Colorado: 1.05%
Education revenue: 0.17%
University of Colorado Series C-3Aøø	2.00	6-1-2051	2,500,000	2,478,846
GO revenue: 0.03%
Sand Creek Metropolitan District Series A (AGM Insured)	4.00	12-1-2025	400,000	401,948
Health revenue: 0.06%
Colorado Health Facilities Authority AdventHealth Obligated Group Series Bøø	5.00	11-15-2049	900,000	927,350
Miscellaneous revenue: 0.57%
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2025	2,455,000	2,461,901
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2026	4,050,000	4,067,383
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2030	675,000	728,501
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2031	1,000,000	1,088,473
				8,346,258
Tax revenue: 0.04%
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2033	500,000	498,547
Transportation revenue: 0.14%
E-470 Public Highway Authority Series A	5.00	9-1-2025	300,000	302,522
E-470 Public Highway Authority Series A	5.00	9-1-2026	1,750,000	1,801,118
				2,103,640
See accompanying notes to portfolio of investments
4 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.04%
Central Weld County Water District (AGM Insured)	5.00%	12-1-2027	$500,000	$525,776
				15,282,365
Connecticut: 1.06%
Education revenue: 0.45%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2025	140,000	140,117
Connecticut State HEFA Yale University Series B-2øø	3.20	7-1-2037	5,000,000	5,000,709
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2025	400,000	403,206
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	585,000	597,256
Connecticut State Higher Education Supplement Loan Authority Series D	5.00	11-15-2025	500,000	506,607
				6,647,895
GO revenue: 0.21%
City of Bridgeport Series C	5.00	2-15-2026	1,325,000	1,347,006
State of Connecticut Series C	4.00	6-1-2025	1,000,000	1,001,938
Town of Hamden Series A (BAM Insured)	5.00	8-1-2026	710,000	728,452
				3,077,396
Health revenue: 0.07%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2026	375,000	381,596
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2027	250,000	259,585
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2028	300,000	315,959
				957,140
Tax revenue: 0.33%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2026	1,200,000	1,229,663
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2027	3,400,000	3,551,197
				4,780,860
				15,463,291
Delaware: 0.27%
Utilities revenue: 0.27%
Delaware State EDA Delmarva Power & Light Co. Series Aøø	1.05	1-1-2031	4,000,000	3,967,428
District of Columbia: 1.22%
Airport revenue: 1.08%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2025	6,320,000	6,375,007
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2026	1,180,000	1,210,545
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2027	1,000,000	1,040,030
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00%	10-1-2028	$1,000,000	$1,049,891
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2031	1,000,000	1,016,120
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,045,000	5,121,193
				15,812,786
Housing revenue: 0.14%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2025	2,000,000	2,011,931
				17,824,717
Florida: 3.14%
Airport revenue: 0.25%
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2025	2,000,000	2,017,808
Tender Option Bond Trust Receipts/Certificates Series 2021- XF2947 (Barclays Bank plc LIQ)144Aø	3.05	10-1-2045	1,600,000	1,600,000
				3,617,808
Education revenue: 0.28%
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2025	1,000,000	1,006,310
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2026	1,000,000	1,019,197
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2025	500,000	502,865
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2026	750,000	762,241
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2026	250,000	250,796
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2027	255,000	255,399
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2028	270,000	269,831
				4,066,639
Health revenue: 0.70%
Halifax Hospital Medical Center Obligated Group	5.00	6-1-2029	1,360,000	1,383,850
Lee County IDA Shell Point Obligated Group Series B-2	4.38	11-15-2029	775,000	775,989
Lee County IDA Shell Point Obligated Group Series B-3	4.13	11-15-2029	2,500,000	2,502,821
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2025	180,000	178,769
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2026	185,000	182,137
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2027	215,000	210,010
See accompanying notes to portfolio of investments
6 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00%	12-15-2028	$200,000	$193,675
Tender Option Bond Trust Receipts/Certificates Series 2024- XX1340 (Barclays Bank plc LIQ)144Aø	3.63	11-15-2049	4,875,000	4,875,000
				10,302,251
Miscellaneous revenue: 0.04%
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.25	5-1-2028	535,000	539,482
Resource recovery revenue: 0.09%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	1,250,000	1,250,726
Tax revenue: 0.41%
Leon County School District	4.00	9-1-2026	6,000,000	6,004,557
Transportation revenue: 0.47%
City of Miami Parking System Revenue (BAM Insured)	5.00	10-1-2029	1,945,000	2,075,485
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2026	735,000	751,390
Miami-Dade County Expressway Authority Series A	5.00	7-1-2028	4,000,000	4,030,015
				6,856,890
Utilities revenue: 0.06%
Orlando Utilities Commission Series Bøø	1.25	10-1-2046	1,000,000	895,895
Water & sewer revenue: 0.84%
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2027	680,000	708,161
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2028	1,360,000	1,435,046
Tohopekaliga Water Authority144A	5.00	10-1-2025	9,160,000	9,247,967
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2026	400,000	410,775
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2027	200,000	209,164
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2028	250,000	265,324
				12,276,437
				45,810,685
Georgia: 4.56%
Health revenue: 0.07%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series B	5.00	4-1-2026	1,000,000	1,019,676
Utilities revenue: 4.49%
Bartow County Development Authority Georgia Power Co.øø	3.95	12-1-2032	3,000,000	3,061,446
Development Authority of Burke County Georgia Power Co.øø	2.88	12-1-2049	3,500,000	3,483,573
Development Authority of Burke County Georgia Power Co. Series 2øø	3.30	12-1-2049	2,500,000	2,483,653
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 7

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Development Authority of Burke County Georgia Power Co. Series 4thøø	3.80%	10-1-2032	$8,500,000	$8,558,427
Development Authority of Monroe County Georgia Power Co.øø	3.35	11-1-2048	6,000,000	5,966,990
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	2,500,000	2,373,371
Main Street Natural Gas, Inc. Series A	4.00	12-1-2027	4,000,000	4,040,979
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,345,000	3,364,574
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	1,000,000	1,008,240
Main Street Natural Gas, Inc. Series A	5.00	6-1-2028	1,500,000	1,556,068
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2052	8,000,000	8,309,190
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	3,000,000	3,149,996
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2054	2,000,000	2,130,937
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	8,900,000	8,882,536
Main Street Natural Gas, Inc. Series E	5.00	12-1-2028	2,225,000	2,317,312
Main Street Natural Gas, Inc. Series E	5.00	12-1-2029	2,750,000	2,878,102
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2026	300,000	304,295
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2027	165,000	170,853
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2027	300,000	313,536
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2028	200,000	210,656
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2028	300,000	318,489
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2029	600,000	644,756
				65,527,979
				66,547,655
Guam: 0.45%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2028	520,000	533,804
Miscellaneous revenue: 0.11%
Territory of Guam Series F	5.00	1-1-2028	500,000	518,978
Territory of Guam Series F	5.00	1-1-2029	1,000,000	1,044,803
				1,563,781
Utilities revenue: 0.27%
Guam Power Authority Series A	5.00	10-1-2026	3,265,000	3,345,246
Guam Power Authority Series A	5.00	10-1-2030	600,000	639,115
				3,984,361
Water & sewer revenue: 0.03%
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2025	450,000	451,979
				6,533,925
See accompanying notes to portfolio of investments
8 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hawaii: 1.09%
Housing revenue: 0.32%
City & County of Honolulu Komohale Maunakea Venture LP (Department of Housing and Urban Development Insured)øø	5.00%	6-1-2027	$4,500,000	$4,591,463
Miscellaneous revenue: 0.57%
State of Hawaii Airports System Revenue AMT COP	5.25	8-1-2025	1,945,000	1,953,455
State of Hawaii Airports System Revenue AMT COP	5.25	8-1-2026	6,350,000	6,393,251
				8,346,706
Utilities revenue: 0.20%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,936,144
				15,874,313
Illinois: 10.34%
Airport revenue: 0.93%
Chicago Midway International Airport Series A AMT	5.00	1-1-2030	3,755,000	3,954,942
Chicago Midway International Airport Series A AMT	5.00	1-1-2031	4,000,000	4,238,536
Chicago Midway International Airport Series B	5.00	1-1-2029	175,000	186,719
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2029	315,000	336,787
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	4,500,000	4,794,650
				13,511,634
Education revenue: 0.28%
Illinois Finance Authority Benedictine University	5.00	10-1-2027	630,000	613,001
Illinois Finance Authority Noble Network of Charter Schools	5.00	9-1-2025	240,000	242,054
Illinois State University Series A (AGM Insured)	5.00	4-1-2025	700,000	700,000
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2026	825,000	829,034
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2027	780,000	789,145
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2027	400,000	412,988
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2028	500,000	523,594
				4,109,816
GO revenue: 5.10%
Boone Mchenry & Dekalb Counties Community Unit School District 100 Series B	4.00	1-1-2028	2,100,000	2,145,035
Chicago Board of Education Series A	5.00	12-1-2031	1,710,000	1,734,612
Chicago Board of Education Series A (NPFGC Insured)	5.50	12-1-2026	1,540,000	1,564,312
Chicago Board of Education Series B	5.00	12-1-2025	2,460,000	2,471,958
Chicago Park District Series A	5.00	1-1-2028	1,000,000	1,010,816
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,008,762
Chicago Park District Series B	5.00	1-1-2029	1,500,000	1,594,803
City of Chicago Series A	5.00	1-1-2026	5,000,000	5,050,235
City of Chicago Series A	5.00	1-1-2027	6,380,000	6,523,873
City of Chicago Series A	5.00	1-1-2028	3,000,000	3,099,602
City of Chicago Series A	5.00	1-1-2029	340,000	354,156
City of Chicago Series B	4.00	1-1-2030	6,316,000	6,339,768
City of Chicago Series B	5.00	1-1-2031	4,000,000	4,215,516
City of Geneva	4.00	2-1-2027	450,000	457,356
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 9

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Geneva	4.00%	2-1-2028	$280,000	$286,773
Cook County Township High School District No. 227 Rich Township Series B (BAM Insured)	4.00	12-1-2031	2,000,000	2,042,948
County of Cook Series A	5.00	11-15-2025	1,200,000	1,213,280
County of Cook Series A	5.00	11-15-2026	1,950,000	2,006,550
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2026	635,000	642,189
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2027	500,000	506,396
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2026	960,000	978,837
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2027	795,000	818,060
Macon County School District No. 61 Decatur Series C (AGM Insured)	4.00	1-1-2027	600,000	609,696
State of Illinois Series B	5.00	5-1-2030	13,500,000	14,409,417
State of Illinois Series D	5.00	11-1-2027	9,975,000	10,398,450
Village of Bolingbrook Series A (AGM Insured)	5.00	1-1-2030	1,000,000	1,041,253
Village of Matteson Series A (BAM Insured)	4.00	12-1-2025	500,000	503,795
Village of Matteson Series A (BAM Insured)	4.00	12-1-2027	575,000	585,552
Village of Matteson Series B (BAM Insured)	4.00	12-1-2025	400,000	403,036
Village of Matteson Series C (BAM Insured)	4.00	12-1-2026	200,000	202,393
Village of Matteson Series C (BAM Insured)	4.00	12-1-2027	300,000	305,275
				74,524,704
Health revenue: 1.14%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00	11-1-2030	2,390,000	2,419,922
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2027	800,000	807,662
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-2øø	5.00	5-15-2050	4,175,000	4,242,097
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	3.57	5-1-2042	2,250,000	2,230,612
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A144A	5.00	8-15-2029	4,895,000	4,917,989
Illinois Finance Authority University of Illinois	5.00	10-1-2025	500,000	503,210
Illinois Finance Authority University of Illinois	5.00	10-1-2026	600,000	611,196
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2026	465,000	459,320
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2027	480,000	470,940
				16,662,948
Housing revenue: 1.07%
City of Chicago Heights Olympic Village LLC (FHA Insured)øø	2.88	8-1-2027	4,500,000	4,487,848
Illinois Housing Development Authority Marshall Field Preservation LP (SIFMA Municipal Swap+1.00%) (FNMA LOC, FNMA LIQ)±	3.87	5-15-2050	7,500,000	7,507,230
See accompanying notes to portfolio of investments
10 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	3.00%	6-15-2025	$2,000,000	$1,997,539
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	12-15-2030	1,535,000	1,654,443
				15,647,060
Industrial development revenue: 0.29%
County of Peoria Caterpillar, Inc.ø	3.37	2-1-2030	4,300,000	4,300,000
Miscellaneous revenue: 0.13%
City of Chicago Lakeshore East Special Assessment Area144A	3.04	12-1-2028	241,000	230,647
Northern Illinois University COP (BAM Insured)	5.00	4-1-2030	760,000	804,155
Northern Illinois University COP (BAM Insured)	5.00	4-1-2031	860,000	915,089
				1,949,891
Tax revenue: 0.81%
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,244,476
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2025	4,000,000	4,005,439
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2027	370,000	370,920
State of Illinois Sales Tax Revenue Series C (BAM Insured)	4.00	6-15-2030	890,000	891,528
State of Illinois Sales Tax Revenue Series D	5.00	6-15-2027	1,275,000	1,296,363
				11,808,726
Transportation revenue: 0.15%
Illinois State Toll Highway Authority Series C	5.00	1-1-2027	2,050,000	2,124,224
Water & sewer revenue: 0.44%
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,500,000	2,555,020
City of Chicago Waterworks Revenue (BAM Insured)	5.00	11-1-2030	3,500,000	3,582,945
City of Waukegan Water & Sewer System Revenue (AGM Insured)	5.00	12-30-2027	280,000	293,835
				6,431,800
				151,070,803
Indiana: 1.22%
Health revenue: 0.14%
RBC Municipal Products, Inc. Trust Series E-161 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.90	10-1-2064	2,000,000	2,000,000
Housing revenue: 0.16%
Mishawaka RDA Consolidated Allocation Area (BAM Insured)	5.00	2-15-2027	1,025,000	1,063,058
Tippecanoe County School Building Corp. Series B	5.00	1-15-2028	175,000	184,118
Tippecanoe County School Building Corp. Series B	5.00	7-15-2028	225,000	238,507
Tippecanoe County School Building Corp. Series B	5.00	1-15-2029	275,000	293,270
Tippecanoe County School Building Corp. Series B	5.00	1-15-2030	500,000	539,052
				2,318,005
Industrial development revenue: 0.10%
City of Whiting BP Products North America, Inc. Series A AMTøø	4.40	3-1-2046	1,500,000	1,526,409
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 11

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.64%
Indianapolis Local Public Improvement Bond Bank Series A	5.00%	6-1-2026	$3,000,000	$3,071,970
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2027	6,000,000	6,256,456
				9,328,426
Utilities revenue: 0.18%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	2,630,000	2,684,787
				17,857,627
Iowa: 0.20%
GO revenue: 0.12%
City of Indianola	3.00	6-1-2027	855,000	852,126
City of Indianola	4.00	6-1-2028	880,000	906,662
				1,758,788
Health revenue: 0.08%
Crawford County Memorial Hospital, Inc. BAN	5.00	6-15-2027	1,200,000	1,213,268
				2,972,056
Kansas: 0.65%
GO revenue: 0.58%
City of Dodge City Series 2023-1	4.13	9-1-2025	3,000,000	3,002,913
City of Valley Center Series 1	4.38	12-1-2025	4,815,000	4,816,887
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2029	185,000	197,496
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2030	125,000	134,751
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2031	300,000	326,050
				8,478,097
Health revenue: 0.07%
City of Wichita Presbyterian Manors Obligated Group	5.00	5-15-2025	1,055,000	1,054,526
				9,532,623
Kentucky: 2.24%
Education revenue: 0.10%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2027	525,000	517,040
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2028	545,000	530,778
Kentucky Bond Development Corp. Centre College	4.00	6-1-2026	210,000	211,921
Kentucky Bond Development Corp. Centre College	4.00	6-1-2028	250,000	254,552
				1,514,291
Industrial development revenue: 0.19%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,750,000	2,758,099
Miscellaneous revenue: 0.17%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2027	1,075,000	1,093,754
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2029	960,000	974,387
See accompanying notes to portfolio of investments
12 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Kentucky State University COP (BAM Insured)	5.00%	11-1-2027	$160,000	$167,565
Kentucky State University COP (BAM Insured)	5.00	11-1-2028	200,000	212,506
				2,448,212
Utilities revenue: 1.64%
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,000,000	5,511,013
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	9,975,000	9,990,988
Kentucky Public Energy Authority Series A-1	5.00	7-1-2029	1,400,000	1,464,195
Louisville/Jefferson County Metropolitan Government Gas & Electric Co. Series B AMT	1.35	11-1-2027	7,500,000	6,992,256
				23,958,452
Water & sewer revenue: 0.14%
County of Owen American Water/Kentucky-American Water Co. Obligated Groupøø	3.88	6-1-2040	2,000,000	1,976,357
				32,655,411
Louisiana: 0.57%
Health revenue: 0.51%
Louisiana PFA Children’s Medical Center Obligated Group Series A3øø	5.00	6-1-2045	3,250,000	3,380,242
Louisiana PFA Ochsner Clinic Foundation Obligated Group Series Bøø	5.00	5-15-2050	4,000,000	4,003,425
				7,383,667
Water & sewer revenue: 0.06%
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	1,000,000	892,124
				8,275,791
Maine: 0.12%
Education revenue: 0.03%
Finance Authority of Maine Class A Series 2019A-1 AMT (AGM Insured)	5.00	12-1-2025	425,000	429,222
Health revenue: 0.09%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00	7-1-2026	500,000	510,959
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2025	810,000	813,571
				1,324,530
				1,753,752
Maryland: 0.87%
Health revenue: 0.24%
Maryland Health & Higher Educational Facilities Authority Luminis Health Obligated Group Series A	5.00	7-1-2031	3,500,000	3,561,216
Housing revenue: 0.07%
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2029	935,000	978,742
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 13

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.42%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A-P3 AMT	5.00%	11-12-2028	$6,000,000	$6,078,104
Water & sewer revenue: 0.14%
Washington Suburban Sanitary Commission Series B (TD Bank N.A. SPA)ø	3.60	6-1-2027	2,100,000	2,100,000
				12,718,062
Massachusetts: 0.66%
Education revenue: 0.06%
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2026	420,000	425,040
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2027	440,000	439,630
				864,670
GO revenue: 0.55%
Spencer East Brookfield Regional School District BAN	3.75	12-18-2025	5,000,000	5,016,536
Whitman Hanson Regional School District BAN	5.88	5-15-2025	3,000,000	3,007,295
				8,023,831
Health revenue: 0.05%
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2026	300,000	308,077
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2027	410,000	427,904
				735,981
				9,624,482
Michigan: 2.05%
Airport revenue: 0.09%
Gerald R Ford International Airport Authority AMT	5.00	1-1-2029	150,000	159,225
Gerald R Ford International Airport Authority AMT	5.00	1-1-2031	1,110,000	1,196,979
				1,356,204
Education revenue: 0.09%
Lake Superior State University (AGM Insured)	4.00	11-15-2026	390,000	394,691
Lake Superior State University (AGM Insured)	4.00	11-15-2027	405,000	412,535
Lake Superior State University (AGM Insured)	4.00	11-15-2028	405,000	413,140
				1,220,366
GO revenue: 0.04%
Clawson Public Schools (QSBLF Insured)	4.00	5-1-2026	285,000	288,196
Clawson Public Schools (QSBLF Insured)	4.00	5-1-2028	300,000	308,925
				597,121
See accompanying notes to portfolio of investments
14 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.52%
Michigan Finance Authority Bronson Health Care Group Obligated Group Series Cøø	3.75%	11-15-2049	$7,600,000	$7,623,569
Housing revenue: 0.29%
Michigan State Building Authority Series Iø	2.97	4-15-2059	1,990,000	1,990,000
Michigan State Housing Development Authority Flats Phase I Ltd. Dividend Housing Association LLCøø	3.80	7-1-2041	2,250,000	2,263,437
				4,253,437
Industrial development revenue: 0.34%
Michigan Strategic Fund Consumers Energy Co. AMTøø	3.35	10-1-2049	3,000,000	2,973,765
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	1,996,315
				4,970,080
Utilities revenue: 0.68%
Michigan Strategic Fund DTE Electric Co. Series 2023DT AMTøø	3.88	6-1-2053	10,000,000	9,985,714
				30,006,491
Minnesota: 2.88%
Education revenue: 0.10%
City of Minneapolis University Gateway Corp. (Wells Fargo Bank SPA)ø	2.85	12-1-2040	1,400,000	1,400,000
Health revenue: 2.09%
City of Maple Grove Hospital Corp.	5.00	5-1-2031	1,000,000	1,016,690
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	15,935,000	17,040,116
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2030	1,000,000	1,006,465
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2031	11,500,000	11,512,669
				30,575,940
Housing revenue: 0.29%
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2026	180,000	183,109
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2027	330,000	342,225
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2028	345,000	363,784
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2029	370,000	394,396
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2030	390,000	420,699
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2031	415,000	451,629
Minnesota Housing Finance Agency Series A-2 (Department of Housing and Urban Development Insured)	3.88	8-1-2026	2,000,000	2,005,309
				4,161,151
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 15

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.34%
JPMorgan Chase Putters/Drivers Trust (JPMorgan Chase Bank N.A. SPA, JPMorgan Chase Bank N.A. LOC)144Aø	3.95%	3-20-2027	$5,000,000	$5,000,000
Utilities revenue: 0.06%
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2027	400,000	414,128
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2028	500,000	526,634
				940,762
				42,077,853
Mississippi: 0.18%
Health revenue: 0.17%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Obligated Group Series A-1øø	5.00	9-1-2044	2,500,000	2,506,413
Industrial development revenue: 0.01%
Mississippi Business Finance Corp. Power Co. AMTø	3.85	5-1-2028	120,000	120,000
				2,626,413
Missouri: 1.59%
Education revenue: 0.18%
HEFA of the State of Missouri Webster University	5.00	4-1-2026	2,630,000	2,584,694
Health revenue: 0.77%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	5,000,000	5,254,599
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series 2025A	5.00	2-1-2028	1,865,000	1,930,255
HEFA of the State of Missouri SSM Health Care Obligated Group Series Aøø	5.00	6-1-2039	3,000,000	3,148,629
Joplin IDA Freeman Health System Obligated Group	5.00	2-15-2031	850,000	915,087
				11,248,570
Housing revenue: 0.36%
County of Jackson Series A	5.00	12-1-2026	2,985,000	3,082,173
County of Jackson Series A	5.00	12-1-2030	2,040,000	2,220,927
				5,303,100
Miscellaneous revenue: 0.04%
County of Barry COP	5.00	10-1-2028	610,000	632,600
Utilities revenue: 0.24%
Missouri State Environmental Improvement & Energy Resources Authority Evergy Metro, Inc. AMTøø	3.50	5-1-2038	3,500,000	3,494,658
				23,263,622
Montana: 0.20%
Health revenue: 0.20%
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2025	325,000	327,080
See accompanying notes to portfolio of investments
16 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00%	8-15-2027	$500,000	$519,739
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2028	2,015,000	2,121,115
				2,967,934
Nebraska: 1.54%
Airport revenue: 0.07%
Lincoln Airport Authority AMT	5.00	7-1-2028	1,000,000	1,043,211
Education revenue: 0.15%
County of Douglas Creighton University Series B (SIFMA Municipal Swap+0.53%)±	3.40	7-1-2035	2,180,000	2,160,185
Health revenue: 0.22%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series Bøø	5.00	11-15-2053	3,250,000	3,268,836
Housing revenue: 0.34%
City of Lincoln Central at South Haymarket LPøø	3.37	1-10-2048	5,000,000	4,995,472
Utilities revenue: 0.76%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	5,645,000	5,653,343
Central Plains Energy Project No. 3 Series A	5.00	9-1-2031	1,685,000	1,781,732
Central Plains Energy Project No. 4 Series Aøø	5.00	5-1-2054	3,500,000	3,652,076
				11,087,151
				22,554,855
Nevada: 0.36%
GO revenue: 0.36%
Clark County School District Series B (AGM Insured)	5.00	6-15-2027	5,000,000	5,232,439
New Jersey: 1.29%
GO revenue: 0.05%
Newark Board of Education (BAM Insured)	5.00	7-15-2027	350,000	365,237
Newark Board of Education (BAM Insured)	5.00	7-15-2028	350,000	371,074
				736,311
Housing revenue: 0.79%
New Jersey Health Care Facilities Financing Authority	5.00	9-15-2025	2,500,000	2,520,980
New Jersey Health Care Facilities Financing Authority	5.00	9-15-2026	2,000,000	2,054,641
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.25	4-1-2025	2,465,000	2,465,000
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series D AMT	2.90	10-1-2025	1,200,000	1,195,145
New Jersey TTFA Series A-1	5.00	6-15-2030	3,265,000	3,322,742
				11,558,508
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 17

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.45%
Jersey City Municipal Utilities Authority Sewer Fund Series B	5.00%	5-1-2025	$1,500,000	$1,502,017
New Jersey EDA American Water Co., Inc. Series B AMTøø	3.75	11-1-2034	5,000,000	4,980,149
				6,482,166
				18,776,985
New Mexico: 1.35%
Housing revenue: 0.27%
County of Santa Fe Cresta Ranch Apartments LLPøø	3.29	12-10-2049	4,000,000	3,986,850
Industrial development revenue: 0.69%
City of Farmington Public Service Co. of New Mexico Series Døø	3.90	6-1-2040	10,000,000	10,014,884
Utilities revenue: 0.39%
New Mexico Municipal Energy Acquisition Authority	5.00	5-1-2026	475,000	483,240
New Mexico Municipal Energy Acquisition Authorityøø	5.00	6-1-2054	5,000,000	5,282,233
				5,765,473
				19,767,207
New York: 7.88%
Airport revenue: 0.74%
Albany County Airport Authority Series B AMT	5.00	12-15-2026	1,070,000	1,099,646
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2027	5,000,000	5,173,278
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2026	490,000	501,806
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2027	500,000	517,328
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2028	500,000	520,734
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2029	500,000	524,359
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	4.00	7-1-2031	2,525,000	2,484,213
				10,821,364
Education revenue: 0.73%
City of New Rochelle Iona College Series A	5.00	7-1-2031	1,070,000	1,072,940
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	960,000	902,071
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	700,000	694,255
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2025	600,000	602,521
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2028	825,000	861,394
New York State Dormitory Authority Pace University Series A	5.25	5-1-2028	250,000	264,508
New York State Dormitory Authority Pace University Series A	5.25	5-1-2030	500,000	541,817
New York State Dormitory Authority Pace University Series A	5.25	5-1-2031	375,000	409,989
St. Lawrence County Industrial Development Agency University Project	5.00	7-1-2026	400,000	409,262
See accompanying notes to portfolio of investments
18 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
St. Lawrence County Industrial Development Agency University Project	5.00%	7-1-2027	$510,000	$530,184
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0575 (JPMorgan Chase Bank N.A. LIQ)144Aø	3.60	7-1-2032	4,400,000	4,400,000
				10,688,941
GO revenue: 0.90%
City of Ithaca BAN	4.25	2-13-2026	9,740,111	9,794,857
City of Poughkeepsie	4.00	4-15-2027	480,000	477,204
Village of Lowville BAN	5.38	8-21-2025	2,480,000	2,482,791
Village of Washingtonville BAN	6.25	6-26-2025	420,000	421,329
				13,176,181
Health revenue: 0.38%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2026	500,000	508,105
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2027	950,000	981,592
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2025	3,000,000	3,014,577
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2026	1,000,000	1,020,427
				5,524,701
Housing revenue: 0.81%
New York City Housing Development Corp. Series A-2øø	3.70	5-1-2063	5,500,000	5,513,608
New York City Housing Development Corp. Series G-2 AMT	1.90	5-1-2025	515,000	514,465
New York City Housing Development Corp. Series G-2 AMT	1.95	11-1-2025	520,000	516,549
New York City Housing Development Corp. Series G-2 AMT	2.00	5-1-2026	535,000	524,330
New York Liberty Development Corp. Series A	1.20	11-15-2028	2,500,000	2,228,530
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,500,000	2,373,138
New York State Housing Finance Agency Series K-2 (Department of Housing and Urban Development Insured)øø	1.00	11-1-2061	260,000	247,793
				11,918,413
Industrial development revenue: 0.80%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	2,500,000	2,479,155
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2026	3,965,000	4,001,890
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2028	5,000,000	5,156,617
				11,637,662
Miscellaneous revenue: 1.48%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2030	1,000,000	1,076,222
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 19

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-2øø	2.00%	5-15-2045	$6,000,000	$5,662,179
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series B	5.00	5-15-2026	10,000,000	10,255,777
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	11-15-2031	3,500,000	3,895,141
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax Series A	5.00	12-1-2029	750,000	817,281
				21,706,600
Resource recovery revenue: 0.09%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-2 AMT144Aøø	5.13	9-1-2050	1,200,000	1,252,394
Tax revenue: 0.07%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A4 (Bank of America N.A. SPA)ø	3.60	8-1-2041	1,000,000	1,000,000
Transportation revenue: 1.49%
Metropolitan Transportation Authority Series A	5.00	11-15-2031	4,000,000	4,393,538
Metropolitan Transportation Authority Series A2	5.00	11-15-2028	3,500,000	3,593,445
Metropolitan Transportation Authority Series A-2øø	5.00	11-15-2045	8,310,000	8,754,099
Metropolitan Transportation Authority Series B	5.00	11-15-2028	365,000	389,558
Metropolitan Transportation Authority Series D	5.00	11-15-2026	4,475,000	4,623,045
				21,753,685
Utilities revenue: 0.23%
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,399,843
Water & sewer revenue: 0.16%
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,289,491
				115,169,275
North Carolina: 1.35%
Health revenue: 0.59%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	1,500,000	1,474,416
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series E (Royal Bank of Canada LOC)ø	3.50	1-15-2042	5,000,000	5,000,000
North Carolina Medical Care Commission Friends Homes Obligated Group Series B2	2.30	9-1-2025	1,250,000	1,239,221
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2026	245,000	246,990
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2027	295,000	299,848
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2028	305,000	312,425
				8,572,900
See accompanying notes to portfolio of investments
20 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.08%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00%	10-1-2028	$1,155,000	$1,167,329
Resource recovery revenue: 0.68%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	3.80	6-1-2038	10,000,000	10,000,848
				19,741,077
North Dakota: 0.65%
Health revenue: 0.65%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2025	380,000	381,583
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2026	435,000	443,663
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2027	1,125,000	1,158,008
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2028	1,525,000	1,582,047
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,750,000	1,821,835
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	3,410,000	3,561,162
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2030	200,000	213,342
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2031	325,000	348,749
				9,510,389
Ohio: 3.93%
Airport revenue: 0.22%
Columbus Regional Airport Authority Series A AMT	5.00	1-1-2030	3,000,000	3,179,831
Education revenue: 0.41%
Tender Option Bond Trust Receipts/Certificates Series 2024- MS0027 (Morgan Stanley Bank LOC, Morgan Stanley Bank LIQ)144Aø	3.07	1-15-2031	6,065,000	6,065,000
GO revenue: 1.02%
City of Cleveland Series A	5.00	12-1-2026	3,610,000	3,657,136
City of Fairview Park BAN	5.00	11-13-2025	5,000,000	5,042,564
County of Lake BAN	4.38	6-26-2025	6,165,000	6,177,635
				14,877,335
Health revenue: 0.80%
Akron Bath Copley Joint Township Hospital District Summa Health System Obligated Group	5.00	11-15-2025	495,000	499,280
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	10,000,000	10,338,101
County of Hamilton UC Health Obligated Group	5.00	9-15-2026	655,000	662,877
State of Ohio Premier Health Partners Obligated Group	5.00	11-15-2025	265,000	267,030
				11,767,288
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 21

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.34%
Cuyahoga Metropolitan Housing Authority Wade Park LP (FHA Insured)øø	4.75%	12-1-2027	$4,000,000	$4,037,145
State of Ohio Series A-2	4.00	4-1-2031	900,000	900,000
				4,937,145
Industrial development revenue: 0.25%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	2.88	2-1-2026	3,750,000	3,704,864
Miscellaneous revenue: 0.05%
Dayton City School District COP	3.00	12-1-2026	180,000	179,314
Dayton City School District COP	3.00	12-1-2027	270,000	267,755
Dayton City School District COP	4.00	12-1-2028	230,000	235,185
				682,254
Tax revenue: 0.39%
City of Akron Income Tax Revenue	4.00	12-1-2027	3,540,000	3,622,965
City of Akron Income Tax Revenue	4.00	12-1-2028	2,000,000	2,059,024
				5,681,989
Utilities revenue: 0.45%
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2027	400,000	414,778
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2029	350,000	374,645
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2026	1,500,000	1,525,562
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2027	1,600,000	1,659,111
Ohio Air Quality Development Authority Dayton Power & Light Co. Series A AMTøø	4.25	11-1-2040	2,550,000	2,571,944
				6,546,040
				57,441,746
Oklahoma: 2.18%
GO revenue: 0.16%
Canadian County Independent School District No. 34 El Reno	3.65	7-1-2025	2,355,000	2,354,191
Health revenue: 0.33%
Comanche County Hospital Authority	5.00	7-1-2025	600,000	600,190
Comanche County Hospital Authority	5.00	7-1-2027	1,800,000	1,800,277
Comanche County Hospital Authority	5.00	7-1-2029	500,000	500,026
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2031	2,000,000	2,001,340
				4,901,833
Housing revenue: 1.53%
Cleveland County Educational Facilities Authority Independent School District No. 29 Norman Series A	5.00	6-1-2030	2,540,000	2,743,155
See accompanying notes to portfolio of investments
22 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Creek County Educational Facilities Authority Independent School District No. 2 Bristow	5.00%	9-1-2031	$3,900,000	$4,162,334
Kingfisher Special Projects Authority Independent School District No. 7	4.00	3-1-2026	2,005,000	2,020,656
Mcintosh County Educational Facilities Authority Independent School District No. 19 Checotah	2.00	9-1-2027	415,000	393,752
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2025	550,000	551,190
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2026	590,000	594,877
Oklahoma Industries Authority Independent School District No. 89	5.00	4-1-2030	3,500,000	3,790,521
Ottawa County Educational Facilities Authority Independent School District No. 23 Miami	5.00	9-1-2025	930,000	935,629
Tulsa County Industrial Authority Independent School District No. 3 Broken Arrow	5.00	9-1-2025	3,000,000	3,005,006
Tulsa County Industrial Authority Independent School District No. 3 Broken Arrow	5.00	9-1-2031	835,000	916,565
Wagoner County School Development Authority Independent School District No. 19	4.00	9-1-2025	1,255,000	1,259,117
Washington County Educational Facilities Authority Independent School District No. 7 Dewey	5.00	9-1-2031	445,000	464,063
Weatherford Industrial Trust Independent School District No. 26	5.00	3-1-2027	1,475,000	1,519,612
				22,356,477
Miscellaneous revenue: 0.10%
Kay County Public Buildings Authority Sales Tax Revenue	2.25	4-1-2025	735,000	735,000
Kay County Public Buildings Authority Sales Tax Revenue	2.38	4-1-2026	750,000	733,506
				1,468,506
Tax revenue: 0.06%
Jackson County Facilities Authority Courthouse Project	4.00	10-1-2027	810,000	822,950
				31,903,957
Oregon: 1.99%
Airport revenue: 0.82%
Port of Portland Airport Revenue Series 26-C AMT	5.00	7-1-2026	1,240,000	1,264,117
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2030	10,000,000	10,649,812
				11,913,929
GO revenue: 0.82%
Port of Morrow Series A	4.00	6-1-2026	345,000	347,989
Port of Morrow Series A	4.00	6-1-2027	535,000	543,193
State of Oregon Article XI-Q State Projects Series A	5.00	5-1-2028	10,485,000	11,164,787
				12,055,969
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 23

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.35%
Oregon State Business Development Commission Intel Corp. Series 232øø	3.80%	12-1-2040	$5,000,000	$5,043,242
				29,013,140
Pennsylvania: 5.51%
Airport revenue: 0.46%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2027	2,000,000	2,049,580
Allegheny County Airport Authority Series A AMT	5.00	1-1-2028	2,000,000	2,073,869
City of Philadelphia Airport Revenue Series A	5.00	7-1-2026	1,160,000	1,190,459
City of Philadelphia Airport Revenue Series A	5.00	7-1-2027	1,400,000	1,464,754
				6,778,662
Education revenue: 0.96%
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2027	385,000	394,500
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2028	415,000	427,619
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2025	965,000	964,497
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2026	1,005,000	1,005,834
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2028	1,090,000	1,090,520
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2026	1,475,000	1,493,487
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	500,000	514,761
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AGM Insured)	5.00	5-1-2029	1,115,000	1,186,816
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AGM Insured)	5.00	5-1-2030	1,795,000	1,930,820
Pennsylvania Higher Educational Facilities Authority York College Series T4øø	4.50	5-1-2033	3,240,000	3,258,881
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2029	1,695,000	1,690,662
				13,958,397
GO revenue: 0.88%
Albert Gallatin Area School District Series A (AGM Insured)	4.00	9-1-2025	1,130,000	1,134,925
Albert Gallatin Area School District Series B (AGM Insured)	4.00	9-1-2025	350,000	351,525
Allentown City School District (BAM Insured)	5.00	2-1-2027	3,875,000	3,991,489
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2025	220,000	218,179
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2027	200,000	191,064
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2028	220,000	205,541
Butler Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	4,741,956
City of Oil City Series A (AGM Insured)	4.00	12-1-2026	200,000	203,382
City of Oil City Series A (AGM Insured)	4.00	12-1-2027	195,000	199,626
City of Oil City Series A (AGM Insured)	4.00	12-1-2028	200,000	205,281
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	1,325,000	1,344,765
				12,787,733
Health revenue: 1.65%
Doylestown Hospital Authority Obligated Group Series A	5.00	7-1-2027	1,305,000	1,306,082
See accompanying notes to portfolio of investments
24 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Geisinger Authority Kaiser Obligated Group Series Bøø	5.00%	4-1-2043	$10,000,000	$10,250,491
Jefferson County Hospital Authority Punxsutawney Area Hospital, Inc.144A	4.50	1-15-2027	7,000,000	7,028,163
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.00	11-1-2030	2,030,000	2,128,661
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2029	190,000	199,408
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2031	210,000	224,097
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2029	440,000	470,272
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2030	515,000	555,893
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	1,935,000	2,003,154
				24,166,221
Housing revenue: 0.23%
Pennsylvania Housing Finance Agency Series 125A AMT	2.38	10-1-2025	1,795,000	1,783,357
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	1,170,000	1,172,874
Pennsylvania Housing Finance Agency Series 137	5.00	10-1-2025	220,000	222,228
Pennsylvania Housing Finance Agency Series 137	5.00	4-1-2026	240,000	244,974
				3,423,433
Miscellaneous revenue: 0.34%
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2026	615,000	616,916
RDA of the City of Philadelphia Series A	5.00	4-15-2028	2,300,000	2,301,764
Sports & Exhibition Authority of Pittsburgh & Allegheny County Regional Asset District Sales Tax Revenue (AGM Insured)	5.00	2-1-2026	2,000,000	2,034,133
				4,952,813
Tax revenue: 0.11%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2026	500,000	508,419
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2027	500,000	515,400
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2028	500,000	521,041
				1,544,860
Transportation revenue: 0.80%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	532,244
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	551,088
Pennsylvania Turnpike Commission Registration Fee Revenue (SIFMA Municipal Swap+0.85%)±	3.72	7-15-2041	8,500,000	8,496,398
Pennsylvania Turnpike Commission (TD Bank N.A. LOC)ø	2.84	12-1-2039	1,500,000	1,500,000
Pennsylvania Turnpike Commission Series B	5.00	12-1-2025	300,000	304,304
Pennsylvania Turnpike Commission Series B	5.00	12-1-2026	350,000	362,558
				11,746,592
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 25

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.08%
Allegheny County Sanitary Authority Series A	5.00%	6-1-2026	$850,000	$871,279
Allegheny County Sanitary Authority Series A	5.00	6-1-2027	300,000	313,445
				1,184,724
				80,543,435
Rhode Island: 0.11%
Housing revenue: 0.11%
Providence Public Building Authority Capital Improvement Program Projects Series A (AGC Insured)	5.00	9-15-2030	1,500,000	1,617,242
South Carolina: 0.39%
GO revenue: 0.25%
County of Colleton General Obligation Capital Project (BAM Insured)	4.00	7-1-2027	3,535,000	3,620,306
Health revenue: 0.02%
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2030	250,000	259,265
Utilities revenue: 0.12%
South Carolina Public Service Authority Series A	5.00	12-1-2031	850,000	935,555
South Carolina Public Service Authority Series C	5.00	12-1-2026	400,000	413,080
South Carolina Public Service Authority Series C	5.00	12-1-2027	420,000	441,422
				1,790,057
				5,669,628
Tennessee: 1.74%
Airport revenue: 0.31%
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2027	675,000	699,494
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2028	1,000,000	1,045,224
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2029	2,675,000	2,817,936
				4,562,654
Health revenue: 0.54%
City of Jackson West Tennessee Healthcare Obligated Group Series A	5.00	4-1-2029	770,000	799,220
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A	5.00	5-1-2028	330,000	339,103
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A	5.00	5-1-2029	2,685,000	2,752,595
Tender Option Bond Trust Receipts/Certificates Series 2022- BAML5024 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.73	9-1-2036	4,000,000	4,000,000
				7,890,918
Utilities revenue: 0.89%
City of Memphis Electric System Revenue Series A	5.00	12-1-2025	600,000	608,524
City of Memphis Electric System Revenue Series A	5.00	12-1-2026	600,000	621,318
City of Memphis Electric System Revenue Series A	5.00	12-1-2027	450,000	474,712
See accompanying notes to portfolio of investments
26 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tennergy Corp. Series A	5.50%	12-1-2028	$1,000,000	$1,053,550
Tennergy Corp. Series Aøø	5.50	10-1-2053	2,500,000	2,628,497
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	7,500,000	7,514,919
				12,901,520
				25,355,092
Texas: 11.01%
Airport revenue: 1.08%
City of Austin Airport System Revenue AMT	5.00	11-15-2025	1,500,000	1,517,054
City of El Paso Airport Revenue AMT	5.00	8-15-2025	3,110,000	3,131,644
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,021,300
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2027	1,000,000	1,036,287
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2028	3,000,000	3,141,311
City of Houston Airport System Revenue Series B	5.00	7-1-2026	1,500,000	1,538,827
Dallas Fort Worth International Airport Series A	5.00	11-1-2025	1,000,000	1,012,614
Love Field Airport Modernization Corp. Dallas Airport Revenue AMT	5.00	11-1-2026	3,250,000	3,329,396
				15,728,433
Education revenue: 0.48%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2027	350,000	356,517
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2028	290,000	294,303
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2030	200,000	215,709
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2031	205,000	222,839
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2032	215,000	234,853
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2025	360,000	361,607
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2027	500,000	519,108
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2028	300,000	315,364
Odessa Junior College District (AGM Insured)	4.00	7-1-2028	400,000	410,233
Texas A&M University Series A	5.00	5-15-2025	3,000,000	3,007,645
Texas PFA Southern University (BAM Insured)	5.00	5-1-2028	1,000,000	1,017,436
				6,955,614
GO revenue: 2.03%
Andrews County Hospital District	5.00	3-15-2027	1,750,000	1,802,505
City of Port Arthur (BAM Insured)	5.00	2-15-2026	290,000	294,958
City of Port Arthur (BAM Insured)	5.00	2-15-2027	310,000	321,490
City of Port Arthur (BAM Insured)	5.00	2-15-2028	365,000	384,802
Dallas Independent School District Series A-1øø	5.00	2-15-2055	5,000,000	5,084,623
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,230,000	1,178,765
Fort Bend Independent School District Series Bøø	4.00	8-1-2054	5,000,000	5,080,860
Katy Independent School District Series Cøø	4.00	8-15-2050	6,000,000	6,069,544
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 27

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Pasadena Independent School District Series A	4.00%	2-15-2032	$4,000,000	$4,000,711
Round Rock Independent School District Series Aøø	5.00	8-1-2044	5,000,000	5,385,742
				29,604,000
Health revenue: 1.53%
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series Bøø	5.00	6-1-2050	5,000,000	5,294,831
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series Bøø	5.00	10-1-2051	8,500,000	9,321,773
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2030	850,000	922,124
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2031	900,000	986,247
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series Eøø	5.00	11-15-2052	4,000,000	4,072,565
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00	11-15-2026	1,440,000	1,459,924
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	3.60	10-1-2041	300,000	300,000
				22,357,464
Housing revenue: 1.21%
Alamo Area Housing Finance Corp. Cedar Bluff Apartments LPøø	3.39	7-10-2044	5,000,000	5,014,471
Arlington Housing Finance Corp. Reserve at Mayfield LLCøø	3.50	11-1-2043	5,000,000	5,000,915
Houston Housing Finance Corp. Cordova Apartments LPøø	3.65	2-1-2048	3,700,000	3,717,259
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.15	3-1-2038	2,000,000	2,000,000
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,011,208
				17,743,853
Industrial development revenue: 0.60%
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	7,000,000	6,980,053
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	1.88	1-1-2026	800,000	785,863
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.00	1-1-2027	525,000	504,380
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.13	1-1-2028	575,000	541,930
				8,812,226
Miscellaneous revenue: 0.23%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2029	420,000	452,011
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2030	1,520,000	1,651,556
See accompanying notes to portfolio of investments
28 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00%	10-1-2029	$400,000	$430,486
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2030	750,000	814,912
				3,348,965
Resource recovery revenue: 0.48%
Matagorda County Navigation District No. 1 AEP Texas, Inc. Series A (Ambac Insured)	4.40	5-1-2030	3,500,000	3,666,809
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Cø	3.90	4-1-2040	3,400,000	3,400,000
				7,066,809
Tax revenue: 0.37%
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2025	480,000	482,179
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2026	510,000	518,314
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2027	845,000	865,916
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	3,500,000	3,501,948
				5,368,357
Transportation revenue: 1.06%
Central Texas Turnpike System Series Bøø	5.00	8-15-2042	10,000,000	10,557,110
Central Texas Turnpike System Series C	5.00	8-15-2031	3,500,000	3,846,200
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2030	450,000	487,053
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2031	600,000	656,184
				15,546,547
Utilities revenue: 1.70%
City of San Antonio Electric & Gas Systems Revenueøø	1.75	2-1-2049	11,500,000	11,351,134
Lower Colorado River Authority	5.00	5-15-2027	2,000,000	2,084,552
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2027	1,385,000	1,445,007
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2028	2,285,000	2,423,980
Texas Municipal Gas Acquisition & Supply Corp. II (SIFMA Municipal Swap+0.55%)±	3.42	9-15-2027	5,035,000	4,996,337
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2026	950,000	949,795
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2027	1,600,000	1,597,950
				24,848,755
Water & sewer revenue: 0.24%
San Antonio Water System Series A (Truist Bank SPA)ø	3.60	5-1-2054	3,500,000	3,500,000
				160,881,023
Utah: 0.32%
Airport revenue: 0.25%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2025	3,600,000	3,615,409
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 29

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecom revenue: 0.02%
Utah Infrastructure Agency	3.00%	10-15-2026	$310,000	$306,986
Utilities revenue: 0.05%
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2030	385,000	415,474
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2031	300,000	326,570
				742,044
				4,664,439
Vermont: 0.27%
Housing revenue: 0.27%
Vermont Housing Finance Agency Series E-2 (FHA Insured)	3.50	11-1-2026	4,000,000	3,998,277
Virginia: 1.78%
Airport revenue: 0.10%
Virginia Port Authority Series B AMT	5.00	7-1-2029	1,500,000	1,524,466
Education revenue: 0.06%
Virginia College Building Authority Regent University	5.00	6-1-2026	300,000	303,840
Virginia College Building Authority Regent University	5.00	6-1-2027	275,000	281,651
Virginia College Building Authority Regent University	5.00	6-1-2028	300,000	309,704
				895,195
Housing revenue: 0.93%
Arlington County IDA Park Shirlington Preservation LP Series A	5.00	1-1-2026	6,000,000	6,090,132
Virginia Housing Development Authority Series Føø	3.63	7-1-2055	7,500,000	7,500,196
				13,590,328
Tax revenue: 0.07%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	680,000	224,400
Marquis CDA of York County Virginia Series A	5.10	9-1-2036	2,169,000	715,770
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	3,493,000	8,732
				948,902
Utilities revenue: 0.62%
Louisa IDA Virginia Electric & Power Co. Series Aøø	3.65	11-1-2035	9,000,000	9,100,858
				26,059,749
Washington: 2.51%
GO revenue: 0.50%
City of Seattle Series A	4.00	4-1-2031	2,395,000	2,411,261
State of Washington	5.00	6-1-2025	1,000,000	1,003,581
State of Washington	5.00	6-1-2026	1,570,000	1,611,334
Tacoma Metropolitan Park District	5.00	12-1-2026	2,250,000	2,328,321
				7,354,497
Health revenue: 1.30%
Skagit County Public Hospital District No. 1	5.00	12-1-2027	3,655,000	3,726,165
Skagit County Public Hospital District No. 1	5.00	12-1-2028	2,000,000	2,033,626
See accompanying notes to portfolio of investments
30 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-2øø	5.00%	8-1-2049	$8,430,000	$8,444,819
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00	8-1-2049	4,125,000	4,187,759
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2025	275,000	278,685
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2026	285,000	294,555
				18,965,609
Housing revenue: 0.52%
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2027	1,000,000	1,042,505
King County Housing Authority	4.00	10-1-2027	300,000	303,424
Snohomish County Housing Authority	5.00	4-1-2025	500,000	500,000
Snohomish County Housing Authority	5.00	4-1-2026	730,000	742,587
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,023,174
				7,611,690
Utilities revenue: 0.19%
Energy Northwest Bonneville Power Administration Series A	5.00	7-1-2030	2,500,000	2,745,130
				36,676,926
West Virginia: 0.17%
Resource recovery revenue: 0.17%
West Virginia EDA Kentucky Power Co. Series 2014-A AMTøø	4.70	4-1-2036	2,500,000	2,526,898
Wisconsin: 3.46%
GO revenue: 0.05%
Monroe School District (AGM Insured)	5.00	3-1-2030	675,000	728,983
Health revenue: 2.60%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2027	200,000	206,345
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2028	225,000	234,657
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	2.99	2-15-2054	1,275,000	1,275,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XM1216 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	2.90	8-15-2055	4,000,000	4,000,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (U.S. Bank N.A. SPA)ø	3.57	4-1-2054	3,000,000	3,000,000
Wisconsin HEFA Advocate Aurora Health Obligated Group Series C- 3øø	5.00	8-15-2054	1,250,000	1,274,820
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2025	1,000,000	1,004,154
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2026	1,060,000	1,082,578
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A	5.00	2-15-2029	2,500,000	2,628,072
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2øø##	5.00	2-15-2051	18,300,000	18,632,310
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 31

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00%	7-1-2029	$1,000,000	$1,002,563
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2025	245,000	245,847
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2026	355,000	358,886
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2030	1,035,000	1,056,707
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2026	795,000	791,476
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2028	860,000	852,664
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2027	140,000	139,062
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2028	195,000	193,336
				37,978,477
Industrial development revenue: 0.09%
PFA Waste Management, Inc. Series A-2 AMT	2.88	5-1-2027	1,400,000	1,369,921
Miscellaneous revenue: 0.24%
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,500,000	3,557,014
Tax revenue: 0.16%
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2026	2,310,000	2,373,000
Utilities revenue: 0.21%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	3,000,398
Water & sewer revenue: 0.11%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,600,000	1,561,849
				50,569,642
Wyoming: 0.24%
Health revenue: 0.24%
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	3,500,000	3,500,534
Total municipal obligations (Cost $1,436,806,309)				1,421,053,788

	Yield
Short-term investments: 1.05%
Commercial paper: 1.03%
County of Mercer	2.90	5-15-2025	5,000,000	4,999,625
County of Mercer	3.05	5-13-2025	10,000,000	9,999,865
				14,999,490
See accompanying notes to portfolio of investments
32 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

		Yield	Shares	Value
Investment companies: 0.02%
Allspring Government Money Market Fund Select Class♠∞##		4.27%	351,863	$351,863
Total short-term investments (Cost $15,351,863)				15,351,353
Total investments in securities (Cost $1,462,158,172)	98.99%			1,446,405,141
Other assets and liabilities, net	1.01			14,722,295
Total net assets	100.00%			$1,461,127,436

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 33

Portfolio of investments—March 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,979,316	$398,422,548	$(405,050,001)	$0	$0	$351,863	351,863	$223,208
See accompanying notes to portfolio of investments
34 | Allspring Short-Term Municipal Bond Fund

Notes to portfolio of investments—March 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$10,000,000	$0	$10,000,000
Municipal obligations	0	1,421,053,788	0	1,421,053,788
Short-term investments
Commercial paper	0	14,999,490	0	14,999,490
Investment companies	351,863	0	0	351,863
Total assets	$351,863	$1,446,053,278	$0	$1,446,405,141
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Short-Term Municipal Bond Fund | 35